	As filed with the Securities and Exchange Commission on October 19, 2000

	1933 Act File No. 33-69460
	1940 Act File No. 811-8046

	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

XX	Post-Effective Amendment No. 32

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 XX 	Amendment No. 34

	(Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
	(Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado	80206
	(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
	(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

  	immediately upon filing pursuant to paragraph (b)
XX	on November 20, 2000 pursuant to paragraph (b)
  	60 days after filing pursuant to paragraph (a)(1)
  	on (date) pursuant to paragraph (a)(1)
  	75 days after filing pursuant to paragraph (a)(2)
  	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

XX	this post-effective amendment designates a new effective date for previously filed post-effective amendment (post-effective Amendment No. 29)

Title of Securities Being Registered:         Shares of Beneficial Interest of
                                              the Berger Large Cap Value Fund -
                                              Investor Shares and
                                              Institutional Shares

Designation of New Effective Date
For Previously filed Amendment

	Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment
 No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and
 pursuant to that paragraph would become effective on August 21, 2000.
 Post-Effective Amendments Nos 30 and 31 under the Securities Act of 1933 and Amendments Nos 32 and 33 under the Investment Act of 1940 were filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to September 20, 2000, and on September 19,
 2000, extending the effective date of the Amendment to October 20, 2000, respectively.

	The Registrant hereby designates November 20, 2000 as the new date upon which the Amendment shall become effective.

	All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 18th day of October, 2000.

BERGER INVESTMENT PORTFOLIO TRUST
(Registrant)

By    /s/  Jack R. Thompson
    -----------------------
  Name:  Jack R. Thompson
  Title:  President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                 	     Title         	         Date

/s/  Jack R. Thompson            	President (Principal   	October 18, 2000
     Jack R. Thompson             Executive Officer)
                      	           and Director



/s/  David J. Schultz            	Vice President and    	October 18, 2000
     David J. Schultz             Treasurer(Principal
                          		      Financial Officer)


/s/  John Paganelli              	Assistant Treasurer   	October 18, 2000
     John Paganelli     	        	(Principal Accounting
                                  Officer)



     Dennis E. Baldwin	          	Trustee	               October 18, 2000
     Dennis E. Baldwin*



     Louis R. Bindner            	Trustee               	October 18, 2000
     Louis R. Bindner*


     Katherine A. Cattanach		     Trustee                October 18, 2000
     Katherine A. Cattanach*



     Paul R. Knapp		             	Trustee	              	October 18, 2000
     Paul R. Knapp*


     Harry T. Lewis, Jr.	        	Trustee               	October 18, 2000
     Harry T. Lewis, Jr.*


     Michael Owen			              Trustee               	October 18, 2000
     Michael Owen*


     William Sinclaire			         Trustee               	October 18, 2000
     William Sinclaire*


     /s/  Jack R. Thompson
     *  By Jack R. Thompson
        Attorney-in-Fact